TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

Transamerica Floating Rate

Transamerica Short-Term Bond

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Transamerica Floating Rate

Effective November 30, 2022, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Floating Rate under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Jason P. Felderman, CFA	Portfolio Manager	since October 2013
Zach Halstead	Portfolio Manager	since March 2018

Effective November 30, 2022, the following replaces the information in the Prospectuses for Transamerica Floating Rate under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Jason P. Felderman, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Head of Leveraged Loans since 2022
Zach Halstead	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2018; Portfolio Manager with Aegon USA Investment Management, LLC since 2016 and Credit Research Analyst from 2013-2016

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Transamerica Short-Term Bond

Effective November 30, 2022, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Short-Term Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since May 2017
Brian W. Westhoff, CFA	Portfolio Manager	since September 2015
Norbert King	Portfolio Manager	since May 2017
Sivakumar N. Rajan	Portfolio Manager	since November 2022

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Effective November 30, 2022, the following replaces the information in the Prospectuses for Transamerica Short-Term Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015. Portfolio Manager with Aegon USA Investment Management, LLC since 2011
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2017, Investment Grade Trader from 2015-

2017; Institutional Markets Analyst with Transamerica Stable Value Services from 2011-2015
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015, Portfolio Analyst from 2013-2015; Quantitative Analyst from 2007-2013

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Effective November 30, 2022, the following tables replace the corresponding tables in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Floating Rate

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jason P. Felderman, CFA	0	$0	0	$0	1	$54 million

Zach Halstead	0	$0	0	$0	2	$490 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Jason P. Felderman, CFA	0	$0	0	$0	11	$4.82 billion

Zach Halstead	0	$0	0	$0	11	$4.82 billion

Transamerica Short-Term Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Tyler A. Knight, CFA	6	$5.10 billion	3	$1.26 billion	12	$9.62 billion

Brian W. Westhoff, CFA	5	$4.79 billion	4	$1.82 billion	13	$2.76 billion

Norbert King	0	$0	1	$151 million	14	$42.89 billion

Sivakumar N. Rajan*	4	$409 million	5	$925 million	8	$28.95 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Norbert King	0	$0	0	$0	0	$0

Sivakumar N. Rajan*	0	$0	0	$0	0	$0

    *As of September 30, 2022

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Investors Should Retain this Supplement for Future Reference

October 28, 2022